Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (151)	€ 49	€ (154)
Miscellaneous income/expense, net	(44)	(33)	(25)
Other non-operating income/expense, net	(195)	17	(179)
Thereof from financial assets at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	515	316	601
Thereof from financial assets at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	218	111	(134)
Thereof from financial liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	(766)	(382)	(487)
Thereof from financial liabilities at amortised cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (95)	€ (70)	€ (34)